iShares
®
Dow Jones U.S. ETF
Schedule of Investments
(unaudited)
July 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  2 .5%
AeroVironment, Inc.
(a)
...................... 1,346 $ 201,052
ATI, Inc.
(a)
.............................. 5,778 1,083,028
Axon Enterprise, Inc.
(a)
..................... 3,416 1,802,828
Boeing Co. (The)
(a)
........................ 33,451 7,230,099
BWX Technologies, Inc. .................... 3,942 665,016
Carpenter Technology Corp. ................. 2,106 1,094,404
Curtiss-Wright Corp. ....................... 1,561 1,130,164
FTAI Aviation Ltd. ......................... 4,323 890,538
General Dynamics Corp. .................... 10,802 4,141,703
General Electric Co. ....................... 44,245 15,931,297
HEICO Corp. ........................... 1,664 592,983
HEICO Corp. , Class A ...................... 3,309 851,340
Hexcel Corp. ............................ 3,273 336,955
Honeywell Aerospace, Inc.
(a)
................. 13,479 2,786,649
Howmet Aerospace, Inc. .................... 16,982 4,793,339
Huntington Ingalls Industries, Inc. .............. 1,696 553,659
L3Harris Technologies, Inc. .................. 7,935 2,198,471
Leonardo DRS, Inc. ....................... 3,264 150,307
Lockheed Martin Corp. ..................... 8,577 4,998,161
Northrop Grumman Corp. ................... 5,679 3,080,744
Rocket Lab Corp.
(a)
....................... 21,598 1,402,790
RTX Corp. ............................. 57,109 12,290,999
Textron, Inc. ............................ 7,317 623,848
TransDigm Group, Inc. ..................... 2,385 2,991,696
Woodward, Inc. .......................... 2,559 923,159
72,745,229
a
Air Freight & Logistics  —  0 .3%
CH Robinson Worldwide, Inc. ................ 4,931 728,457
Expeditors International of Washington, Inc. ....... 5,540 930,110
FedEx Corp. ............................ 9,309 2,861,587
GXO Logistics, Inc.
(a)
...................... 4,961 248,844
United Parcel Service, Inc. , Class B ............ 31,661 3,299,709
8,068,707
a
Automobile Components  —  0 .1%
Aptiv PLC
(a)
............................. 9,227 521,049
Autoliv, Inc. ............................. 2,909 358,302
BorgWarner, Inc. ......................... 8,679 553,199
Gentex Corp. ........................... 9,726 227,199
Lear Corp. ............................. 2,247 293,548
Mobileye Global, Inc. , Class A
(a) (b)
.............. 6,378 50,641
Versigent PLC
(a)
.......................... 3,074 127,110
2,131,048
a
Automobiles  —  1 .5%
Ford Motor Co. .......................... 165,898 2,435,383
General Motors Co. ....................... 38,305 3,403,782
Lucid Group, Inc.
(a) (b)
....................... 4,788 35,335
Rivian Automotive, Inc. , Class A
(a)
.............. 34,748 528,865
Tesla, Inc.
(a)
............................. 119,469 37,179,948
Thor Industries, Inc. ....................... 2,295 172,056
43,755,369
a
Banks  —  3 .6%
Bank of America Corp. ..................... 276,875 17,152,406
Bank OZK ............................. 4,577 234,800
BOK Financial Corp. ....................... 950 134,225
Citigroup, Inc. ........................... 72,330 9,580,109
Citizens Financial Group, Inc. ................ 17,993 1,289,198
Commerce Bancshares, Inc. ................. 5,645 334,579
Cullen/Frost Bankers, Inc. ................... 2,681 445,958
East West Bancorp, Inc. .................... 5,754 753,774
Security Shares Value
a
Banks (continued)
Fifth Third Bancorp ....................... 38,435 $ 2,171,577
First Citizens BancShares, Inc. , Class A .......... 396 865,913
First Financial Bankshares, Inc. ............... 5,304 186,383
First Horizon Corp. ........................ 20,129 516,108
FNB Corp. ............................. 14,966 282,857
Glacier Bancorp, Inc. ...................... 5,441 268,187
Home BancShares, Inc. .................... 7,872 244,583
Huntington Bancshares, Inc. ................. 86,186 1,468,609
JPMorgan Chase & Co. .................... 113,719 40,005,207
KeyCorp ............................... 39,415 890,385
M&T Bank Corp. ......................... 6,211 1,529,707
Pinnacle Financial Partners, Inc. ............... 6,486 682,522
PNC Financial Services Group, Inc. (The) ........ 17,116 4,276,775
Popular, Inc. ............................ 2,739 479,900
Prosperity Bancshares, Inc. .................. 5,001 374,425
Regions Financial Corp. .................... 36,554 1,131,346
SOUTHSTATE BANK CORP. ................. 4,146 435,703
Truist Financial Corp. ...................... 52,833 2,738,863
U.S. Bancorp ........................... 65,752 4,143,034
UMB Financial Corp. ...................... 3,085 449,577
United Bankshares, Inc. .................... 5,903 286,000
Valley National Bancorp .................... 19,789 282,785
Webster Financial Corp. .................... 7,003 540,772
Wells Fargo & Co. ........................ 129,775 11,219,049
Western Alliance Bancorp ................... 4,565 367,437
Wintrust Financial Corp. .................... 2,779 443,362
Zions Bancorp NA ........................ 6,341 441,968
106,648,083
a
Beverages  —  1 .0%
Brown-Forman Corp. , Class A ................ 2,290 66,914
Brown-Forman Corp. , Class B , NVS ............ 7,696 221,106
Celsius Holdings, Inc.
(a)
..................... 6,794 198,453
Coca-Cola Co. (The) ...................... 164,191 14,381,490
Coca-Cola Consolidated, Inc. ................. 2,397 450,396
Constellation Brands, Inc. , Class A ............. 6,036 786,068
Keurig Dr Pepper, Inc. ..................... 57,437 1,787,439
Molson Coors Beverage Co. , Class B ........... 6,709 278,826
Monster Beverage Corp.
(a)
................... 30,145 2,905,375
National Beverage Corp. .................... 1,014 32,083
PepsiCo, Inc. ........................... 58,071 8,104,389
Primo Brands Corp. , Class A ................. 10,743 243,866
29,456,405
a
Biotechnology  —  1 .9%
AbbVie, Inc. ............................ 74,956 18,809,459
Alkermes PLC
(a) (b)
......................... 6,993 342,587
Alnylam Pharmaceuticals, Inc.
(a)
............... 5,689 1,169,203
Amgen, Inc. ............................ 22,917 8,826,712
Biogen, Inc.
(a)
........................... 6,194 1,257,072
BioMarin Pharmaceutical, Inc.
(a)
............... 7,984 479,200
CRISPR Therapeutics AG
(a) (b)
................. 3,615 173,484
Exelixis, Inc.
(a)
........................... 10,659 565,247
Gilead Sciences, Inc. ...................... 52,683 6,859,853
Halozyme Therapeutics, Inc.
(a)
................ 5,242 432,675
Incyte Corp.
(a)
........................... 7,026 839,747
Insmed, Inc.
(a)
........................... 9,101 897,359
Ionis Pharmaceuticals, Inc.
(a)
................. 6,863 355,297
Moderna, Inc.
(a) (b)
......................... 15,108 828,220
Natera, Inc.
(a)
........................... 6,073 1,626,106
Neurocrine Biosciences, Inc.
(a)
................ 4,316 719,909
Regeneron Pharmaceuticals, Inc. .............. 4,271 3,257,193
Roivant Sciences Ltd.
(a)
..................... 18,462 626,046
Summit Therapeutics, Inc.
(a) (b)
................. 6,285 81,831

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Dow Jones U.S. ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Biotechnology (continued)
United Therapeutics Corp.
(a)
.................. 1,822 $ 943,268
Vaxcyte, Inc.
(a)
........................... 5,437 294,033
Vertex Pharmaceuticals, Inc.
(a)
................ 10,812 5,158,405
54,542,906
a
Broadline Retail  —  4 .0%
Amazon.com, Inc.
(a)
....................... 415,403 112,815,147
Coupang, Inc. , Class A
(a)
.................... 57,041 932,620
eBay, Inc. .............................. 18,830 2,146,808
Etsy, Inc.
(a)
............................. 4,191 342,321
Ollie's Bargain Outlet Holdings, Inc.
(a)
........... 2,608 191,610
116,428,506
a
Building Products  —  0 .5%
A O Smith Corp. ......................... 4,985 299,748
Advanced Drainage Systems, Inc. ............. 2,923 404,777
Allegion PLC ............................ 3,728 586,787
Armstrong World Industries, Inc. ............... 1,735 303,035
Builders FirstSource, Inc.
(a)
.................. 4,684 311,205
Carlisle Companies, Inc. .................... 1,742 626,981
Carrier Global Corp. ....................... 33,108 2,046,406
Fortune Brands Innovations, Inc. .............. 5,189 255,610
Johnson Controls International PLC ............ 25,891 3,797,174
Lennox International, Inc. ................... 1,338 556,447
Louisiana-Pacific Corp. ..................... 2,702 195,706
Madison Air Solutions Corp. , Class A
(a)
.......... 3,749 108,946
Masco Corp. ............................ 8,414 601,433
Owens Corning .......................... 3,482 483,650
Simpson Manufacturing Co., Inc. .............. 1,810 339,809
Trane Technologies PLC .................... 9,355 4,256,057
Trex Co., Inc.
(a)
.......................... 4,720 204,659
UFP Industries, Inc. ....................... 2,580 223,789
Zurn Elkay Water Solutions Corp. .............. 6,102 308,212
15,910,431
a
Capital Markets  —  3 .2%
Affiliated Managers Group, Inc. ............... 1,164 426,874
Ameriprise Financial, Inc. ................... 3,805 2,076,921
Ares Management Corp. , Class A .............. 8,975 1,149,608
Bank of New York Mellon Corp. (The) ........... 29,167 4,559,677
BlackRock, Inc.
(c)
......................... 6,117 6,669,916
Blackstone, Inc. .......................... 31,495 4,023,486
Blue Owl Capital, Inc. , Class A ................ 26,157 269,417
Carlyle Group, Inc. (The) .................... 11,014 506,864
Cboe Global Markets, Inc. ................... 4,447 1,379,593
Charles Schwab Corp. (The) ................. 69,326 7,295,868
CME Group, Inc. , Class A ................... 15,357 4,112,451
Coinbase Global, Inc. , Class A
(a)
............... 9,454 1,382,742
Evercore, Inc. , Class A ..................... 1,653 529,886
FactSet Research Systems, Inc. ............... 1,627 428,226
Franklin Resources, Inc. .................... 12,739 431,342
Galaxy Digital, Inc. , Class A
(a)
................. 8,150 171,231
Goldman Sachs Group, Inc. (The) ............. 12,509 12,738,915
Hamilton Lane, Inc. , Class A ................. 1,636 145,457
Houlihan Lokey, Inc. , Class A ................. 2,256 283,105
Interactive Brokers Group, Inc. , Class A .......... 18,866 1,660,019
Intercontinental Exchange, Inc. ............... 24,040 3,665,619
Invesco Ltd. ............................ 19,042 563,643
Jefferies Financial Group, Inc. ................ 6,868 374,993
KKR & Co., Inc. .......................... 29,318 2,973,725
Lazard, Inc. , Class A ....................... 4,820 204,272
LPL Financial Holdings, Inc. .................. 3,413 1,207,178
MarketAxess Holdings, Inc. .................. 1,619 262,764
Moody's Corp. ........................... 6,370 3,047,281
Morgan Stanley .......................... 50,837 10,697,122
Security Shares Value
a
Capital Markets (continued)
Morningstar, Inc. ......................... 1,009 $ 194,303
MSCI, Inc. , Class A ....................... 3,111 1,780,239
Nasdaq, Inc. ............................ 19,171 1,805,716
Northern Trust Corp. ....................... 7,901 1,439,483
Raymond James Financial, Inc. ............... 7,317 1,287,646
Robinhood Markets, Inc. , Class A
(a)
............. 33,574 2,906,165
S&P Global, Inc. ......................... 12,857 5,296,184
SEI Investments Co. ....................... 3,870 398,533
State Street Corp. ........................ 11,830 2,178,613
Stifel Financial Corp. ...................... 6,329 524,737
T Rowe Price Group, Inc. ................... 9,020 1,007,985
TPG, Inc. , Class A ........................ 5,439 237,467
Tradeweb Markets, Inc. , Class A ............... 4,938 496,269
Virtu Financial, Inc. , Class A .................. 3,316 194,749
92,986,284
a
Chemicals  —  1 .0%
Air Products and Chemicals, Inc. .............. 9,497 2,800,570
Albemarle Corp. ......................... 4,973 585,024
Axalta Coating Systems Ltd.
(a)
................ 9,388 336,184
Celanese Corp. , Class A .................... 4,622 206,696
CF Industries Holdings, Inc. .................. 6,604 826,755
Corteva, Inc. ............................ 28,526 2,245,281
Dow, Inc. .............................. 30,201 914,788
Eastman Chemical Co. ..................... 4,943 345,763
Ecolab, Inc. ............................ 10,707 2,972,584
Element Solutions, Inc. ..................... 9,665 354,995
FMC Corp. ............................. 5,350 57,299
International Flavors & Fragrances, Inc. .......... 10,834 858,270
Linde PLC ............................. 19,606 9,379,118
LyondellBasell Industries N.V. , Class A .......... 10,861 674,251
Mosaic Co. (The) ......................... 13,094 289,639
NewMarket Corp. ......................... 338 287,354
PPG Industries, Inc. ....................... 9,540 1,054,361
RPM International, Inc. ..................... 5,466 585,245
Sherwin-Williams Co. (The) .................. 9,728 3,315,789
Solstice Advanced Materials, Inc. .............. 6,711 403,801
Westlake Corp. .......................... 1,344 94,752
28,588,519
a
Commercial Services & Supplies  —  0 .4%
Cintas Corp. ............................ 14,485 2,964,066
Clean Harbors, Inc.
(a)
...................... 2,150 672,692
Copart, Inc.
(a)
........................... 37,719 1,098,377
MSA Safety, Inc. ......................... 1,538 292,635
RB Global, Inc.
(b)
......................... 7,899 866,836
Republic Services, Inc. , Class A ............... 8,474 1,784,201
Rollins, Inc. ............................. 12,432 472,043
Tetra Tech, Inc. .......................... 11,435 379,185
Veralto Corp. ............................ 10,454 984,453
Waste Management, Inc. .................... 15,655 3,546,640
13,061,128
a
Communications Equipment  —  1 .2%
Arista Networks, Inc.
(a)
..................... 43,866 7,911,233
Ciena Corp.
(a)
........................... 5,996 2,260,792
Cisco Systems, Inc. ....................... 167,700 19,451,523
F5, Inc.
(a)
.............................. 2,424 975,830
Lumentum Holdings, Inc.
(a)
.................. 3,300 2,356,002
Motorola Solutions, Inc. .................... 7,032 3,064,194
Ubiquiti, Inc. ............................ 182 101,286
36,120,860
a

iShares
®
Dow Jones U.S. ETF
Schedule of Investments
(unaudited) (continued)
July 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Construction & Engineering  —  0 .4%
AECOM ............................... 5,313 $ 384,608
API Group Corp.
(a)
........................ 16,262 645,276
Comfort Systems USA, Inc. .................. 1,495 2,585,887
EMCOR Group, Inc. ....................... 1,896 1,511,927
Fluor Corp.
(a)
............................ 5,924 297,207
MasTec, Inc.
(a)
........................... 2,600 684,060
Quanta Services, Inc. ...................... 6,376 4,255,087
Valmont Industries, Inc. ..................... 819 394,512
WillScot Holdings Corp. .................... 8,130 197,397
10,955,961
a
Construction Materials  —  0 .2%
Amrize Ltd.
(a)
............................ 21,754 1,063,988
CRH PLC .............................. 28,386 2,696,954
Eagle Materials, Inc. ....................... 1,412 289,375
Martin Marietta Materials, Inc. ................ 2,543 1,335,431
Vulcan Materials Co. ...................... 5,487 1,473,644
6,859,392
a
Consumer Finance  —  0 .6%
Ally Financial, Inc. ........................ 11,653 504,925
American Express Co. ..................... 22,569 7,588,826
Capital One Financial Corp. .................. 26,490 5,536,675
Credit Acceptance Corp.
(a) (b)
.................. 261 148,486
FirstCash Holdings, Inc. .................... 1,642 334,984
OneMain Holdings, Inc. , Class A ............... 5,176 323,914
SLM Corp. ............................. 8,612 223,869
SoFi Technologies, Inc.
(a) (b)
.................. 53,398 870,921
Synchrony Financial ....................... 14,265 1,081,144
16,613,744
a
Consumer Staples Distribution & Retail  —  1 .7%
Albertsons Companies, Inc. , Class A ............ 15,073 174,545
BJ's Wholesale Club Holdings, Inc.
(a)
............ 5,492 537,008
Casey's General Stores, Inc. ................. 1,572 1,369,212
Costco Wholesale Corp. .................... 18,841 17,934,559
Dollar General Corp. ...................... 9,373 1,190,840
Dollar Tree, Inc.
(a)
......................... 7,679 976,846
Kroger Co. (The) ......................... 24,057 1,389,051
Maplebear, Inc.
(a)
......................... 6,975 311,085
Performance Food Group Co.
(a)
............... 6,483 741,590
Sprouts Farmers Market, Inc.
(a)
................ 4,147 361,452
Sysco Corp. ............................ 20,175 1,719,717
Target Corp. ............................ 19,140 2,765,539
U.S. Foods Holding Corp.
(a)
.................. 9,502 955,806
Walmart, Inc. ............................ 185,909 20,673,081
51,100,331
a
Containers & Packaging  —  0 .2%
Amcor PLC ............................. 19,299 866,139
AptarGroup, Inc. ......................... 2,632 352,583
Avery Dennison Corp. ...................... 3,272 555,357
Ball Corp. .............................. 11,342 736,096
Crown Holdings, Inc. ...................... 4,803 566,034
Graphic Packaging Holding Co. ............... 12,887 138,277
International Paper Co. ..................... 22,497 918,552
Packaging Corp. of America ................. 3,750 921,900
Silgan Holdings, Inc. ....................... 3,467 138,611
Smurfit Westrock PLC ..................... 22,082 1,015,109
Sonoco Products Co. ...................... 4,122 232,316
6,440,974
a
Distributors  —  0 .0%
Genuine Parts Co. ........................ 5,906 734,529
LKQ Corp. ............................. 11,298 253,640
Security Shares Value
a
Distributors (continued)
Pool Corp. ............................. 1,390 $ 258,137
1,246,306
a
Diversified Consumer Services  —  0 .1%
ADT, Inc. .............................. 21,686 165,681
Bright Horizons Family Solutions, Inc.
(a)
.......... 2,459 183,294
Duolingo, Inc. , Class A
(a)
.................... 1,665 224,459
Grand Canyon Education, Inc.
(a)
............... 1,218 177,024
H&R Block, Inc. .......................... 5,578 245,599
Service Corp. International .................. 5,930 511,107
1,507,164
a
Diversified REITs  —  0 .0%
WP Carey, Inc. .......................... 9,140 672,704
a
Diversified Telecommunication Services  —  0 .8%
AST SpaceMobile, Inc. , Class A
(a) (b)
............. 11,023 650,137
AT&T, Inc. .............................. 294,664 6,850,938
Comcast Corp. , Class A .................... 152,063 3,643,430
Space Exploration Technologies Corp. , Class A
(a) (b)
.. 25,036 2,713,151
Verizon Communications, Inc. ................ 177,077 8,288,974
22,146,630
a
Electric Utilities  —  1 .4%
Alliant Energy Corp. ....................... 10,904 771,785
American Electric Power Co., Inc. .............. 23,153 2,960,111
Constellation Energy Corp. .................. 13,557 3,562,102
Duke Energy Corp. ....................... 33,038 4,143,956
Edison International ....................... 16,234 1,191,089
Entergy Corp. ........................... 19,431 2,091,164
Evergy, Inc. ............................. 9,614 798,058
Eversource Energy ....................... 15,827 1,133,055
Exelon Corp. ............................ 43,446 1,990,696
FirstEnergy Corp. ........................ 22,207 1,072,820
IDACORP, Inc. .......................... 2,312 330,408
NextEra Energy, Inc. ...................... 88,511 7,693,376
NRG Energy, Inc. ......................... 8,999 1,208,476
OGE Energy Corp. ........................ 8,412 398,308
Oklo, Inc. , Class A
(a) (b)
...................... 5,829 226,340
PG&E Corp. ............................ 93,594 1,626,664
Pinnacle West Capital Corp. ................. 5,059 510,908
Portland General Electric Co. ................. 5,049 249,067
PPL Corp. ............................. 31,693 1,115,911
Southern Co. (The) ....................... 47,806 4,519,579
TXNM Energy, Inc. ........................ 4,152 240,484
Xcel Energy, Inc. ......................... 26,474 2,070,267
39,904,624
a
Electrical Equipment  —  1 .2%
Acuity, Inc. ............................. 1,258 413,115
AMETEK, Inc. ........................... 9,674 2,338,302
Eaton Corp. PLC ......................... 16,463 6,835,438
Emerson Electric Co. ...................... 23,826 3,569,611
Forgent Power Solutions, Inc. , Class A
(a)
......... 8,155 271,317
GE Vernova, Inc. ......................... 11,419 11,308,121
Generac Holdings, Inc.
(a)
.................... 2,525 497,703
Hubbell, Inc. , Class B ...................... 2,240 1,058,512
Nextpower, Inc. , Class A
(a)
................... 6,071 545,601
NuScale Power Corp.
(a)
..................... 9,101 76,630
nVent Electric PLC ........................ 6,807 1,047,121
Regal Rexnord Corp. ...................... 2,861 587,163
Rockwell Automation, Inc. ................... 4,715 2,263,577
Sensata Technologies Holding PLC ............ 6,435 297,876
Vertiv Holdings Co. , Class A ................. 16,280 3,932,760
35,042,847
a

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Dow Jones U.S. ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Electronic Equipment, Instruments & Components  —  1 .0%
Amphenol Corp. , Class A ................... 52,277 $ 8,400,914
Arrow Electronics, Inc.
(a)
.................... 2,124 459,995
Avnet, Inc. ............................. 3,535 314,049
CDW Corp. ............................. 5,351 790,931
Cognex Corp. ........................... 7,297 476,056
Coherent Corp.
(a)
......................... 8,295 2,180,673
Corning, Inc. ............................ 33,212 4,591,559
Fabrinet
(a)
.............................. 1,531 666,613
Flex Ltd.
(a)
.............................. 15,584 1,772,680
Jabil, Inc. .............................. 4,505 1,419,300
Keysight Technologies, Inc.
(a)
................. 7,259 2,316,202
Littelfuse, Inc. ........................... 1,029 454,952
Ralliant Corp. ........................... 4,880 319,006
TD SYNNEX Corp. ........................ 3,118 797,273
TE Connectivity PLC ...................... 12,376 2,545,619
Teledyne Technologies, Inc.
(a)
................. 1,972 1,292,784
Vontier Corp. ............................ 6,378 204,925
Zebra Technologies Corp. , Class A
(a)
............ 2,021 593,810
29,597,341
a
Energy Equipment & Services  —  0 .3%
Baker Hughes Co. , Class A .................. 41,814 2,529,329
Halliburton Co. .......................... 35,266 1,137,329
Noble Corp. PLC ......................... 5,251 222,642
NOV, Inc. .............................. 14,817 287,894
SLB Ltd. ............................... 63,498 3,148,866
TechnipFMC PLC ........................ 17,120 1,226,819
8,552,879
a
Entertainment  —  1 .1%
Electronic Arts, Inc. ....................... 9,525 1,998,917
Liberty Live Holdings, Inc. , Class A
(a)
............ 825 78,144
Liberty Live Holdings, Inc. , Class C , NVS
(a)
........ 1,932 190,495
Liberty Media Corp.-Liberty Formula One , Series A
(a)
. 976 87,655
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(a)
............................... 9,584 940,478
Live Nation Entertainment, Inc.
(a)
.............. 6,630 1,154,482
Madison Square Garden Sports Corp.
(a)
.......... 729 286,993
Netflix, Inc.
(a)
............................ 178,957 12,833,006
ROBLOX Corp. , Class A
(a)
................... 28,741 1,023,180
Roku, Inc. , Class A
(a)
...................... 5,571 807,851
Take-Two Interactive Software, Inc.
(a)
............ 7,332 1,781,089
TKO Group Holdings, Inc. , Class A ............. 2,662 483,978
Walt Disney Co. (The) ..................... 73,641 7,083,528
Warner Bros Discovery, Inc. , Series A
(a)
.......... 105,671 2,779,147
Warner Music Group Corp. , Class A ............ 5,840 151,606
31,680,549
a
Financial Services  —  3 .4%
Affirm Holdings, Inc. , Class A
(a)
................ 12,284 878,429
Apollo Global Management, Inc. ............... 19,670 2,470,355
Berkshire Hathaway, Inc. , Class B
(a)
............ 77,798 39,796,789
Block, Inc. , Class A
(a)
...................... 22,697 1,843,904
Corebridge Financial, Inc. ................... 9,829 306,567
Corpay, Inc.
(a)
........................... 2,770 1,058,445
Equitable Holdings, Inc. .................... 12,090 576,089
Essent Group Ltd. ........................ 3,804 250,912
Fidelity National Information Services, Inc. ........ 21,937 982,119
Fiserv, Inc.
(a)
............................ 22,399 1,208,202
Global Payments, Inc. ..................... 10,030 843,322
Jack Henry & Associates, Inc. ................ 3,087 475,521
Mastercard, Inc. , Class A .................... 34,217 19,609,763
MGIC Investment Corp. .................... 8,927 268,167
PayPal Holdings, Inc. ...................... 37,407 2,140,054
Radian Group, Inc. ........................ 6,040 235,500
Security Shares Value
a
Financial Services (continued)
Rocket Companies, Inc. , Class A
(a)
............. 41,830 $ 539,607
Shift4 Payments, Inc. , Class A
(a) (b)
.............. 2,871 152,163
Toast, Inc. , Class A
(a)
...................... 19,625 633,299
UWM Holdings Corp. ...................... 10,615 19,319
Visa, Inc. , Class A ........................ 70,468 25,800,449
Voya Financial, Inc. ....................... 3,975 395,234
WEX, Inc.
(a)
............................. 1,452 271,466
100,755,675
a
Food Products  —  0 .4%
Archer-Daniels-Midland Co. .................. 20,235 1,604,028
Bunge Global SA ......................... 5,711 606,680
Campbell's Company (The)
(b)
................. 8,503 186,896
Conagra Brands, Inc. ...................... 20,140 292,231
Darling Ingredients, Inc.
(a)
................... 6,679 405,015
General Mills, Inc. ........................ 22,612 808,379
Hershey Co. (The) ........................ 6,220 1,088,811
Hormel Foods Corp. ....................... 12,126 303,271
Ingredion, Inc. ........................... 2,666 265,160
J M Smucker Co. (The) ..................... 4,499 536,551
Kraft Heinz Co. (The) ...................... 36,036 931,531
Lamb Weston Holdings, Inc. ................. 6,105 320,818
Marzetti Co. (The) ........................ 861 92,015
McCormick & Co., Inc. , NVS ................. 10,679 543,561
Mondelez International, Inc. , Class A ............ 54,649 3,405,179
Pilgrim's Pride Corp. ....................... 1,532 41,915
Post Holdings, Inc.
(a)
....................... 1,785 163,167
Tyson Foods, Inc. , Class A .................. 11,974 694,013
12,289,221
a
Gas Utilities  —  0 .1%
Atmos Energy Corp. ....................... 7,009 1,211,015
National Fuel Gas Co. ..................... 4,000 329,240
New Jersey Resources Corp. ................. 4,169 241,343
ONE Gas, Inc. ........................... 2,436 189,155
Southwest Gas Holdings, Inc. ................ 2,522 225,467
Spire, Inc. .............................. 2,508 200,289
UGI Corp. .............................. 8,955 323,455
2,719,964
a
Ground Transportation  —  0 .9%
Avis Budget Group, Inc.
(a)
................... 656 90,161
CSX Corp. ............................. 78,838 3,973,435
Fedex Freight Holding Co., Inc.
(a)
.............. 4,590 645,033
JB Hunt Transport Services, Inc. .............. 3,205 870,959
Knight-Swift Transportation Holdings, Inc. , Class A .. 6,866 477,393
Landstar System, Inc. ...................... 1,491 260,582
Lyft, Inc. , Class A
(a)
........................ 16,828 266,892
Norfolk Southern Corp. ..................... 9,523 3,194,776
Old Dominion Freight Line, Inc. ............... 7,801 1,654,904
Saia, Inc.
(a)
............................. 1,101 382,741
Uber Technologies, Inc.
(a)
................... 86,326 6,073,897
U-Haul Holding Co.
(a) (b)
..................... 415 29,428
U-Haul Holding Co. , NVS ................... 4,175 261,271
Union Pacific Corp. ....................... 25,192 7,359,339
XPO, Inc.
(a)
............................. 4,968 998,419
26,539,230
a
Health Care Equipment & Supplies  —  1 .4%
Abbott Laboratories ....................... 73,783 7,798,863
Align Technology, Inc.
(a)
..................... 2,792 472,295
Baxter International, Inc. .................... 21,361 558,804
Becton Dickinson & Co. .................... 11,686 1,935,435
Boston Scientific Corp.
(a)
.................... 63,012 2,944,551
Cooper Companies, Inc. (The)
(a)
............... 8,370 605,318

iShares
®
Dow Jones U.S. ETF
Schedule of Investments
(unaudited) (continued)
July 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Health Care Equipment & Supplies (continued)
Dexcom, Inc.
(a)
.......................... 16,370 $ 1,366,077
Edwards Lifesciences Corp.
(a)
................ 24,584 2,115,945
GE HealthCare Technologies, Inc. ............. 19,258 1,309,929
Globus Medical, Inc. , Class A
(a)
............... 4,904 386,386
IDEXX Laboratories, Inc.
(a)
................... 3,369 1,883,507
Insulet Corp.
(a)
........................... 2,997 495,554
Intuitive Surgical, Inc.
(a)
..................... 15,074 5,326,097
Medline, Inc. , Class A
(a)
..................... 17,071 670,549
Medtronic PLC .......................... 54,288 4,635,652
Penumbra, Inc.
(a)
......................... 1,670 536,387
ResMed, Inc. ........................... 6,180 1,303,856
Solventum Corp.
(a)
........................ 6,245 533,573
STERIS PLC ............................ 4,187 956,311
Stryker Corp. ........................... 14,660 4,774,762
Teleflex, Inc. ............................ 1,965 268,635
Zimmer Biomet Holdings, Inc. ................ 8,329 782,343
41,660,829
a
Health Care Providers & Services  —  1 .7%
Cardinal Health, Inc. ....................... 9,971 2,293,629
Cencora, Inc. ........................... 8,282 2,578,518
Centene Corp.
(a)
......................... 19,732 1,227,725
Chemed Corp. ........................... 578 307,640
Cigna Group (The) ........................ 11,162 3,114,756
CVS Health Corp. ........................ 54,242 5,664,492
DaVita, Inc.
(a)
............................ 1,362 327,003
Elevance Health, Inc. ...................... 9,207 3,460,359
Encompass Health Corp. ................... 4,257 472,825
Ensign Group, Inc. (The) .................... 2,397 427,050
Guardant Health, Inc.
(a)
..................... 5,489 889,163
HCA Healthcare, Inc. ...................... 6,630 2,669,172
HealthEquity, Inc.
(a) (b)
...................... 3,698 372,056
Henry Schein, Inc.
(a)
....................... 4,000 343,000
Hims & Hers Health, Inc.
(a) (b)
.................. 8,744 242,821
Humana, Inc. ........................... 5,124 1,864,419
Labcorp Holdings, Inc. ..................... 3,499 1,081,891
McKesson Corp. ......................... 5,097 4,364,000
Molina Healthcare, Inc.
(a)
.................... 2,147 419,996
Option Care Health, Inc.
(a)
................... 6,929 159,575
Quest Diagnostics, Inc. ..................... 4,646 1,082,564
Tenet Healthcare Corp.
(a)
.................... 3,734 951,349
UnitedHealth Group, Inc. .................... 38,513 15,959,787
Universal Health Services, Inc. , Class B ......... 2,217 373,431
50,647,221
a
Health Care REITs  —  0 .4%
Alexandria Real Estate Equities, Inc. ............ 6,656 342,451
Healthcare Realty Trust, Inc. , Class A ........... 14,413 302,817
Healthpeak Properties, Inc. .................. 29,640 647,041
Omega Healthcare Investors, Inc. .............. 12,638 639,862
Sabra Health Care REIT, Inc. ................. 10,076 213,309
Ventas, Inc. ............................ 20,617 1,927,896
Welltower, Inc. ........................... 29,935 7,017,961
11,091,337
a
Health Care Technology  —  0 .0%
Doximity, Inc. , Class A
(a)
.................... 5,640 117,932
Veeva Systems, Inc. , Class A
(a)
............... 6,327 1,289,316
1,407,248
a
Hotel & Resort REITs  —  0 .0%
Host Hotels & Resorts, Inc. .................. 27,039 679,490
a
Hotels, Restaurants & Leisure  —  1 .7%
Airbnb, Inc. , Class A
(a)
...................... 17,723 2,685,389
Aramark ............................... 11,159 635,728
Security Shares Value
a
Hotels, Restaurants & Leisure (continued)
Booking Holdings, Inc. ..................... 32,860 $ 6,338,694
Boyd Gaming Corp. ....................... 2,352 200,061
Caesars Entertainment, Inc.
(a)
................ 9,114 271,142
Carnival Corp. Ltd. ........................ 54,555 1,517,175
Cava Group, Inc.
(a)
........................ 4,217 275,075
Chipotle Mexican Grill, Inc. , Class A
(a)
........... 54,290 2,020,674
Choice Hotels International, Inc.
(b)
.............. 890 99,226
Churchill Downs, Inc. ...................... 2,816 237,389
Darden Restaurants, Inc. ................... 4,917 1,001,003
Domino's Pizza, Inc. ....................... 1,321 458,968
DoorDash, Inc. , Class A
(a)
................... 16,047 3,147,780
DraftKings, Inc. , Class A
(a)
................... 21,151 496,625
Dutch Bros, Inc. , Class A
(a)
.................. 5,378 354,034
Expedia Group, Inc. ....................... 4,856 1,431,257
Flutter Entertainment PLC , Class DI
(a)
........... 7,410 774,123
Hilton Worldwide Holdings, Inc. ............... 9,632 3,086,960
Hyatt Hotels Corp. , Class A
(b)
................. 1,697 295,380
Las Vegas Sands Corp. .................... 12,460 609,169
Marriott International, Inc. , Class A ............. 9,319 3,474,403
McDonald's Corp. ........................ 30,132 8,154,924
MGM Resorts International
(a)
................. 8,135 362,577
Norwegian Cruise Line Holdings Ltd.
(a) (b)
......... 18,196 337,172
Planet Fitness, Inc. , Class A
(a)
................ 3,465 193,728
Royal Caribbean Cruises Ltd. ................ 10,576 3,366,341
Starbucks Corp. .......................... 48,283 5,081,786
Texas Roadhouse, Inc. , Class A ............... 2,767 568,452
Vail Resorts, Inc. ......................... 1,627 243,041
Viking Holdings Ltd.
(a)
...................... 7,801 814,034
Wingstop, Inc. ........................... 1,241 160,697
Wyndham Hotels & Resorts, Inc. .............. 3,340 250,032
Wynn Resorts Ltd. ........................ 3,571 354,636
Yum! Brands, Inc. ........................ 11,746 1,800,427
51,098,102
a
Household Durables  —  0 .3%
DR Horton, Inc. .......................... 11,183 1,599,840
Garmin Ltd. ............................. 6,921 2,033,251
Lennar Corp. , Class A ...................... 9,277 763,961
Lennar Corp. , Class B ..................... 324 26,147
Mohawk Industries, Inc.
(a)
................... 2,293 282,268
NVR, Inc.
(a)
............................. 114 700,764
PulteGroup, Inc. ......................... 8,110 1,025,672
SharkNinja, Inc.
(a)
......................... 3,043 492,266
Somnigroup International, Inc. ................ 8,703 568,567
Toll Brothers, Inc. ......................... 4,092 596,982
Whirlpool Corp. .......................... 2,281 85,537
8,175,255
a
Household Products  —  0 .7%
Church & Dwight Co., Inc. ................... 10,162 1,004,107
Clorox Co. (The) ......................... 5,182 495,036
Colgate-Palmolive Co. ..................... 33,934 3,098,174
Kimberly-Clark Corp. ...................... 14,012 1,531,652
Procter & Gamble Co. (The) ................. 98,749 14,268,243
Reynolds Consumer Products, Inc. ............. 2,508 62,550
20,459,762
a
Independent Power and Renewable Electricity Producers  —  0 .1%
AES Corp. (The) ......................... 30,549 448,459
Clearway Energy, Inc. , Class C ............... 4,791 152,019
Fervo Energy Co. , Class A
(a) (b)
................ 2,926 65,952
Talen Energy Corp.
(a)
...................... 1,942 648,822
Vistra Corp. ............................ 13,467 1,995,675
3,310,927
a

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Dow Jones U.S. ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Industrial Conglomerates  —  0 .3%
3M Co. ................................ 22,120 $ 3,899,314
DuPont de Nemours, Inc. ................... 5,738 786,106
Honeywell International, Inc. ................. 13,479 3,276,071
7,961,491
a
Industrial REITs  —  0 .3%
Americold Realty Trust, Inc. .................. 11,304 159,273
EastGroup Properties, Inc. .................. 2,195 458,777
First Industrial Realty Trust, Inc. ............... 5,620 370,021
Lineage, Inc. ............................ 2,441 103,425
Prologis, Inc. ............................ 39,627 5,730,461
Rexford Industrial Realty, Inc. ................ 10,009 378,040
STAG Industrial, Inc. ...................... 7,720 295,367
7,495,364
a
Insurance  —  1 .8%
Aflac, Inc. .............................. 19,427 2,476,554
Allstate Corp. (The) ....................... 10,916 2,882,697
American Financial Group, Inc. ............... 3,050 432,246
American International Group, Inc. ............. 22,465 1,765,300
Aon PLC , Class A ........................ 9,115 3,286,413
Arch Capital Group Ltd.
(a)
................... 14,756 1,483,421
Arthur J Gallagher & Co. .................... 10,853 2,706,955
Assurant, Inc. ........................... 2,127 593,837
Axis Capital Holdings Ltd. ................... 3,090 325,439
Brown & Brown, Inc. ....................... 12,393 872,467
Chubb Ltd. ............................. 15,298 5,364,703
Cincinnati Financial Corp. ................... 6,662 1,183,704
CNA Financial Corp. ....................... 1,144 60,026
Erie Indemnity Co. , Class A , NVS .............. 1,051 254,384
Everest Group Ltd. ........................ 1,679 628,198
F&G Annuities & Life, Inc. ................... 1,561 44,598
Fidelity National Financial, Inc. ................ 10,913 563,002
First American Financial Corp. ................ 4,237 317,733
Globe Life, Inc. .......................... 3,358 611,995
Hanover Insurance Group, Inc. (The) ........... 1,522 354,063
Hartford Insurance Group, Inc. (The) ............ 11,594 1,645,305
Kinsale Capital Group, Inc. .................. 932 332,183
Lincoln National Corp. ..................... 6,391 291,493
Loews Corp. ............................ 7,194 834,576
Markel Group, Inc.
(a)
....................... 536 1,008,934
Marsh & McLennan Companies, Inc. ............ 20,512 3,890,921
MetLife, Inc. ............................ 22,921 2,203,396
Old Republic International Corp. ............... 9,308 402,199
Primerica, Inc. ........................... 1,294 414,028
Principal Financial Group, Inc. ................ 8,401 955,194
Progressive Corp. (The) .................... 24,773 5,237,508
Prudential Financial, Inc. .................... 14,752 1,800,924
Reinsurance Group of America, Inc. ............ 2,741 649,206
RenaissanceRe Holdings Ltd. ................ 1,847 591,003
RLI Corp. .............................. 3,884 237,856
Ryan Specialty Holdings, Inc. , Class A ........... 4,542 200,575
Selective Insurance Group, Inc. ............... 2,513 238,207
Travelers Companies, Inc. (The) ............... 9,017 3,375,604
Unum Group ............................ 6,235 536,896
W R Berkley Corp. ........................ 12,369 897,247
White Mountains Insurance Group Ltd.
(b)
......... 102 213,968
Willis Towers Watson PLC ................... 4,038 1,356,445
53,521,403
a
Interactive Media & Services  —  7 .3%
Alphabet, Inc. , Class A ..................... 248,830 88,615,828
Alphabet, Inc. , Class C , NVS ................. 200,569 71,532,934
Match Group, Inc. ........................ 9,888 389,686
Meta Platforms, Inc. , Class A ................. 93,190 51,879,805
Security Shares Value
a
Interactive Media & Services (continued)
Pinterest, Inc. , Class A
(a)
.................... 20,431 $ 490,548
Reddit, Inc. , Class A
(a)
...................... 5,539 779,171
Snap, Inc. , Class A , NVS
(a)
.................. 48,125 225,706
213,913,678
a
IT Services  —  1 .0%
Accenture PLC , Class A .................... 26,073 4,326,032
Akamai Technologies, Inc.
(a)
.................. 6,063 698,336
Amdocs Ltd. ............................ 4,845 269,964
Cloudflare, Inc. , Class A
(a)
................... 13,483 3,761,487
Cognizant Technology Solutions Corp. , Class A ..... 20,545 1,137,166
CoreWeave, Inc. , Class A
(a)
.................. 11,197 803,609
EPAM Systems, Inc.
(a)
...................... 2,356 248,699
Gartner, Inc.
(a)
........................... 2,838 428,595
GoDaddy, Inc. , Class A
(a)
.................... 5,482 453,581
International Business Machines Corp. .......... 39,860 8,914,689
MongoDB, Inc. , Class A
(a)
................... 3,439 1,160,594
Okta, Inc. , Class A
(a)
....................... 7,145 1,014,090
Snowflake, Inc. , Class A
(a)
................... 14,662 4,300,071
Twilio, Inc. , Class A
(a)
...................... 6,474 1,277,644
VeriSign, Inc. ........................... 3,461 1,003,759
29,798,316
a
Leisure Products  —  0 .0%
Hasbro, Inc. ............................ 5,517 518,267
Mattel, Inc.
(a)
............................ 13,349 201,436
719,703
a
Life Sciences Tools & Services  —  0 .9%
Agilent Technologies, Inc. ................... 11,940 1,652,138
Avantor, Inc.
(a)
........................... 29,079 400,709
Bio-Rad Laboratories, Inc. , Class A
(a)
............ 813 264,615
Bio-Techne Corp. ......................... 6,805 490,572
Bruker Corp. ............................ 4,674 293,714
Charles River Laboratories International, Inc.
(a)
..... 2,000 465,020
Danaher Corp. .......................... 26,765 5,218,640
Illumina, Inc.
(a)
........................... 6,451 1,323,100
IQVIA Holdings, Inc.
(a)
...................... 7,190 1,689,794
Medpace Holdings, Inc.
(a)
................... 938 541,329
Mettler-Toledo International, Inc.
(a)
............. 855 1,210,936
Repligen Corp.
(a)
......................... 2,193 309,235
Revvity, Inc. ............................ 4,868 547,747
Thermo Fisher Scientific, Inc. ................. 15,759 9,050,394
Waters Corp.
(a) (b)
......................... 4,128 1,557,536
West Pharmaceutical Services, Inc. ............ 3,023 1,030,722
26,046,201
a
Machinery  —  1 .9%
AGCO Corp. ............................ 2,664 272,154
Allison Transmission Holdings, Inc. ............. 3,601 412,459
Caterpillar, Inc. .......................... 19,535 15,917,313
CNH Industrial N.V. ....................... 36,923 378,461
Crane Co. .............................. 2,009 428,841
Cummins, Inc. ........................... 5,838 3,702,460
Deere & Co. ............................ 10,684 6,332,086
Donaldson Co., Inc. ....................... 5,075 478,268
Dover Corp. ............................ 5,702 1,166,743
Flowserve Corp. ......................... 5,605 425,924
Fortive Corp. ............................ 12,929 765,526
Gates Industrial Corp. Ltd.
(a)
.................. 10,892 304,758
Graco, Inc. ............................. 7,131 566,059
IDEX Corp. ............................. 3,196 736,518
Illinois Tool Works, Inc. ..................... 11,117 3,190,023
Ingersoll Rand, Inc. ....................... 15,297 1,275,464
ITT, Inc. ............................... 3,790 742,764

iShares
®
Dow Jones U.S. ETF
Schedule of Investments
(unaudited) (continued)
July 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Machinery (continued)
Lincoln Electric Holdings, Inc. ................ 2,341 $ 611,727
Middleby Corp. (The)
(a)
..................... 1,766 235,902
Midera Food Processing, Inc.
(a)
............... 1,766 84,680
Mueller Industries, Inc. ..................... 9,592 637,005
Nordson Corp. ........................... 2,278 678,343
Oshkosh Corp. .......................... 2,652 377,671
Otis Worldwide Corp. ...................... 16,386 1,178,973
PACCAR, Inc. ........................... 22,230 2,949,476
Parker-Hannifin Corp. ...................... 5,343 5,217,600
Pentair PLC ............................ 6,861 448,984
RBC Bearings, Inc.
(a)
...................... 1,321 728,281
Snap-on, Inc. ........................... 2,179 894,283
Stanley Black & Decker, Inc. ................. 6,479 612,784
Symbotic, Inc. , Class A
(a)
.................... 2,503 107,754
Timken Co. (The) ......................... 2,586 355,704
Toro Co. (The) ........................... 4,106 377,218
Westinghouse Air Brake Technologies Corp. ....... 7,240 2,105,827
Xylem, Inc. ............................. 10,001 1,169,817
55,867,850
a
Marine Transportation  —  0 .0%
Kirby Corp.
(a)
............................ 2,297 301,229
a
Media  —  0 .3%
AppLovin Corp. , Class A
(a)
................... 11,411 4,517,615
Charter Communications, Inc. , Class A
(a)
......... 3,519 510,185
Fox Corp. , Class A , NVS .................... 8,507 495,363
Fox Corp. , Class B ........................ 6,283 326,339
Liberty Broadband Corp. , Series A
(a)
............ 712 24,251
Liberty Broadband Corp. , Series C , NVS
(a)
........ 4,805 163,562
New York Times Co. (The) , Class A ............. 6,730 504,010
News Corp. , Class A , NVS .................. 15,241 420,042
News Corp. , Class B ...................... 4,930 154,161
Nexstar Media Group, Inc. , Class A ............. 1,271 242,164
Omnicom Group, Inc. ...................... 12,088 951,325
Paramount Skydance Corp. , Class B , NVS
(b)
...... 13,103 104,300
Sirius XM Holdings, Inc. .................... 7,973 236,160
Trade Desk, Inc. (The) , Class A
(a)
.............. 19,028 343,265
Versant Media Group, Inc. ................... 6,159 221,662
9,214,404
a
Metals & Mining  —  0 .6%
Alcoa Corp. ............................. 11,048 500,033
Anglogold Ashanti PLC ..................... 18,008 1,428,395
Cleveland-Cliffs, Inc.
(a)
..................... 24,106 277,701
Commercial Metals Co. ..................... 4,884 335,628
Freeport-McMoRan, Inc. .................... 61,068 3,824,689
MP Materials Corp.
(a) (b)
..................... 5,690 235,395
Newmont Corp. .......................... 45,273 4,242,533
Nucor Corp. ............................ 9,694 2,494,169
Reliance, Inc. ........................... 2,157 875,958
Royal Gold, Inc. .......................... 3,416 677,564
Steel Dynamics, Inc. ....................... 5,744 1,443,237
16,335,302
a
Mortgage REITs  —  0 .1%
AGNC Investment Corp. .................... 48,680 518,929
Annaly Capital Management, Inc. .............. 30,445 691,710
Rithm Capital Corp. ....................... 23,647 233,632
Starwood Property Trust, Inc. ................. 14,706 235,002
1,679,273
a
Multi-Utilities  —  0 .5%
Ameren Corp. ........................... 11,715 1,284,081
Black Hills Corp. ......................... 3,151 224,383
CenterPoint Energy, Inc. .................... 27,741 1,166,232
Security Shares Value
a
Multi-Utilities (continued)
CMS Energy Corp. ........................ 12,972 $ 933,854
Consolidated Edison, Inc. ................... 15,630 1,701,325
Dominion Energy, Inc. ...................... 37,298 2,579,903
DTE Energy Co. ......................... 8,857 1,256,543
NiSource, Inc. ........................... 20,317 902,684
Public Service Enterprise Group, Inc. ........... 21,304 1,633,591
Sempra ............................... 27,642 2,447,699
WEC Energy Group, Inc. .................... 13,706 1,499,710
15,630,005
a
Office REITs  —  0 .0%
BXP, Inc. .............................. 6,155 431,589
Cousins Properties, Inc. .................... 7,062 222,806
Kilroy Realty Corp. ........................ 4,475 173,719
Vornado Realty Trust ...................... 6,707 264,189
1,092,303
a
Oil, Gas & Consumable Fuels  —  3 .1%
Antero Resources Corp.
(a)
................... 12,454 450,088
APA Corp. ............................. 15,308 571,295
Cheniere Energy, Inc. ...................... 8,885 2,341,819
Chevron Corp. ........................... 79,420 15,632,239
Chord Energy Corp. ....................... 2,372 332,981
ConocoPhillips .......................... 51,917 6,254,960
Devon Energy Corp. ....................... 49,002 2,211,460
Diamondback Energy, Inc. ................... 8,233 1,670,887
DT Midstream, Inc. ........................ 4,297 592,986
EOG Resources, Inc. ...................... 22,587 3,358,461
EQT Corp. ............................. 26,389 1,406,270
Expand Energy Corp. ...................... 10,072 947,070
ExxonMobil Holdings Corp. .................. 175,985 27,355,108
HF Sinclair Corp. ......................... 6,323 578,365
Kinder Morgan, Inc. ....................... 82,694 2,661,093
Marathon Petroleum Corp. .................. 12,382 3,918,531
Matador Resources Co. .................... 5,081 253,491
Occidental Petroleum Corp. .................. 30,666 1,750,109
ONEOK, Inc. ............................ 26,787 2,432,527
Ovintiv, Inc. ............................. 11,770 735,154
Permian Resources Corp. , Class A ............. 33,378 711,285
Phillips 66 .............................. 17,042 3,607,451
Range Resources Corp. .................... 10,371 416,292
Targa Resources Corp. ..................... 9,159 2,476,319
Texas Pacific Land Corp. .................... 2,472 995,178
Valero Energy Corp. ....................... 12,593 3,940,350
Venture Global, Inc. , Class A
(b)
................ 21,963 293,865
Viper Energy, Inc. , Class A .................. 7,877 351,393
Williams Companies, Inc. (The) ............... 51,929 3,715,001
91,962,028
a
Passenger Airlines  —  0 .0%
Alaska Air Group, Inc.
(a)
..................... 1,218 57,794
American Airlines Group, Inc.
(a)
................ 6,974 106,493
Delta Air Lines, Inc. ....................... 6,859 599,751
Joby Aviation, Inc.
(a) (b)
...................... 9,050 64,708
Southwest Airlines Co. ..................... 5,553 249,718
United Airlines Holdings, Inc.
(a)
................ 3,421 415,070
1,493,534
a
Personal Care Products  —  0 .1%
Coty, Inc. , Class A
(a)
....................... 16,284 44,781
elf Beauty, Inc.
(a)
......................... 2,389 198,024
Estee Lauder Companies, Inc. (The) , Class A ...... 10,405 872,980
Kenvue, Inc. ............................ 81,221 1,562,692
2,678,477
a

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Dow Jones U.S. ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Pharmaceuticals  —  3 .2%
Bristol-Myers Squibb Co. .................... 86,772 $ 5,667,079
Elanco Animal Health, Inc.
(a) (b)
................ 21,552 568,326
Eli Lilly & Co. ........................... 33,571 38,567,708
Jazz Pharmaceuticals PLC
(a)
................. 2,624 663,505
Johnson & Johnson ....................... 102,162 26,189,229
Merck & Co., Inc. ......................... 104,741 13,637,278
Pfizer, Inc. ............................. 241,133 6,030,736
Royalty Pharma PLC , Class A ................ 16,597 969,763
Viatris, Inc. ............................. 48,609 853,574
Zoetis, Inc. , Class A ....................... 17,891 1,382,795
94,529,993
a
Professional Services  —  0 .5%
Amentum Holdings, Inc.
(a)
................... 6,385 141,747
Automatic Data Processing, Inc. ............... 16,907 4,505,039
Booz Allen Hamilton Holding Corp. , Class A ....... 5,191 361,917
Broadridge Financial Solutions, Inc. ............ 4,935 759,743
CACI International, Inc. , Class A
(a)
............. 922 458,926
Equifax, Inc. ............................ 5,145 888,130
FTI Consulting, Inc.
(a)
...................... 1,343 214,047
Genpact Ltd. ............................ 6,578 231,348
Jacobs Solutions, Inc. ...................... 5,094 687,333
KBR, Inc. .............................. 5,795 212,155
Leidos Holdings, Inc. ...................... 5,398 624,009
Maximus, Inc. ........................... 2,317 139,599
Mobility Global, Inc.
(a)
...................... 12,857 262,026
Parsons Corp.
(a)
.......................... 2,283 100,931
Paychex, Inc. ........................... 13,775 1,609,471
Paycom Software, Inc. ..................... 1,762 288,898
Paylocity Holding Corp.
(a)
................... 1,826 251,796
Science Applications International Corp. ......... 1,878 219,970
SS&C Technologies Holdings, Inc. ............. 8,850 681,893
TransUnion ............................. 8,349 656,398
UL Solutions, Inc. , Class A ................... 3,186 291,965
Verisk Analytics, Inc. , Class A ................. 5,557 1,082,782
14,670,123
a
Real Estate Management & Development  —  0 .1%
CBRE Group, Inc. , Class A
(a)
................. 12,324 1,809,286
CoStar Group, Inc.
(a)
....................... 17,805 512,072
Jones Lang LaSalle, Inc.
(a)
................... 2,003 711,125
Zillow Group, Inc. , Class A
(a)
................. 2,100 72,849
Zillow Group, Inc. , Class C , NVS
(a)
............. 7,392 251,772
3,357,104
a
Residential REITs  —  0 .2%
American Homes 4 Rent , Class A .............. 13,264 443,283
AvalonBay Communities, Inc. ................ 5,842 1,084,334
Camden Property Trust ..................... 4,220 467,618
Equity LifeStyle Properties, Inc. ............... 8,185 532,598
Equity Residential ........................ 14,357 954,023
Essex Property Trust, Inc. ................... 2,682 762,063
Invitation Homes, Inc. ...................... 23,176 688,791
Mid-America Apartment Communities, Inc. ........ 4,956 655,877
Sun Communities, Inc. ..................... 4,928 608,509
UDR, Inc. .............................. 12,687 484,136
6,681,232
a
Retail REITs  —  0 .3%
Agree Realty Corp. ....................... 5,076 394,913
Brixmor Property Group, Inc. ................. 12,584 396,522
Federal Realty Investment Trust ............... 3,382 419,672
Kimco Realty Corp. ....................... 29,229 744,755
NNN REIT, Inc. .......................... 7,604 361,342
Realty Income Corp. ....................... 39,647 2,532,254
Security Shares Value
a
Retail REITs (continued)
Regency Centers Corp. .................... 6,958 $ 558,658
Simon Property Group, Inc. .................. 13,806 3,166,682
8,574,798
a
Semiconductors & Semiconductor Equipment  —  16 .1%
Advanced Micro Devices, Inc.
(a)
............... 69,196 32,947,675
Allegro MicroSystems, Inc.
(a)
................. 5,511 228,707
Amkor Technology, Inc. ..................... 5,061 252,392
Analog Devices, Inc. ....................... 20,707 7,607,959
Applied Materials, Inc. ..................... 33,702 17,109,494
Astera Labs, Inc.
(a)
........................ 5,668 1,764,052
Broadcom, Inc. .......................... 200,919 78,213,748
Cerebras Systems, Inc. , Class A
(a) (b)
............ 1,461 290,315
Cirrus Logic, Inc.
(a)
........................ 2,234 288,968
Credo Technology Group Holding Ltd.
(a)
.......... 6,885 1,425,126
Enphase Energy, Inc.
(a)
..................... 5,809 218,070
Entegris, Inc. ............................ 6,365 757,753
First Solar, Inc.
(a)
......................... 4,512 952,167
GLOBALFOUNDRIES, Inc. .................. 4,458 222,856
Intel Corp.
(a)
............................ 200,354 18,071,931
KLA Corp. .............................. 55,394 10,127,131
Lam Research Corp. ...................... 53,035 15,540,316
Lattice Semiconductor Corp.
(a)
................ 5,836 725,240
MACOM Technology Solutions Holdings, Inc.
(a)
..... 2,710 681,403
Marvell Technology, Inc. .................... 37,130 6,964,103
Microchip Technology, Inc. ................... 23,070 1,713,870
Micron Technology, Inc. ..................... 47,857 39,387,747
MKS, Inc. .............................. 2,903 863,497
Monolithic Power Systems, Inc. ............... 2,091 2,981,829
NVIDIA Corp. ........................... 1,027,817 206,334,263
NXP Semiconductors N.V. ................... 10,770 2,468,053
ON Semiconductor Corp.
(a)
.................. 16,607 1,355,297
Onto Innovation, Inc.
(a)
..................... 2,087 539,657
Qnity Electronics, Inc. ...................... 8,916 1,169,601
Qorvo, Inc.
(a)
............................ 3,531 319,803
QUALCOMM, Inc. ........................ 44,699 6,598,019
Rambus, Inc.
(a)
.......................... 4,603 419,011
Silicon Laboratories, Inc.
(a)
................... 1,340 291,450
Skyworks Solutions, Inc. .................... 6,362 396,225
Teradyne, Inc. ........................... 6,673 2,453,595
Texas Instruments, Inc. ..................... 38,620 10,649,079
Universal Display Corp. .................... 1,815 145,490
472,475,892
a
Software  —  8 .3%
Adobe, Inc.
(a)
............................ 17,141 4,292,278
Appfolio, Inc. , Class A
(a)
.................... 1,017 183,253
Atlassian Corp. , Class A
(a)
................... 6,770 683,872
Aurora Innovation, Inc. , Class A
(a)
.............. 53,304 343,811
Autodesk, Inc.
(a)
.......................... 9,007 2,109,439
Bentley Systems, Inc. , Class B ................ 6,517 230,962
BILL Holdings, Inc.
(a)
....................... 4,111 185,529
Cadence Design Systems, Inc.
(a)
.............. 11,698 3,977,554
CCC Intelligent Solutions Holdings, Inc.
(a)
......... 23,412 142,579
Circle Internet Group, Inc. , Class A
(a) (b)
........... 2,294 143,627
Crowdstrike Holdings, Inc. , Class A
(a)
............ 43,176 8,240,571
Datadog, Inc. , Class A
(a)
.................... 14,031 3,759,887
Docusign, Inc. , Class A
(a)
.................... 8,049 441,327
Dolby Laboratories, Inc. , Class A .............. 2,490 146,437
Dropbox, Inc. , Class A
(a)
.................... 6,309 205,421
Dynatrace, Inc.
(a)
......................... 12,606 558,698
Elastic N.V.
(a)
............................ 3,676 241,844
Fair Isaac Corp.
(a)
......................... 984 1,105,003
Figma, Inc. , Class A
(a) (b)
..................... 2,882 70,090
Fortinet, Inc.
(a)
........................... 26,408 4,276,776

iShares
®
Dow Jones U.S. ETF
Schedule of Investments
(unaudited) (continued)
July 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Software (continued)
Gen Digital, Inc. .......................... 23,703 $ 650,647
Gitlab, Inc. , Class A
(a)
...................... 5,516 190,357
Guidewire Software, Inc.
(a)
................... 3,558 540,603
HubSpot, Inc.
(a)
.......................... 2,216 525,990
Intuit, Inc. .............................. 11,790 3,726,465
Manhattan Associates, Inc.
(a)
................. 2,577 493,135
Microsoft Corp. .......................... 315,231 146,494,150
Nutanix, Inc. , Class A
(a)
..................... 11,337 668,996
Octave Intelligence PLC , Class B
(a)
............. 8,913 162,573
Oracle Corp. ............................ 72,092 9,362,588
Palantir Technologies, Inc. , Class A
(a)
........... 97,373 11,982,721
Palo Alto Networks, Inc.
(a)
................... 34,395 11,413,293
Pegasystems, Inc. ........................ 4,018 122,750
Procore Technologies, Inc.
(a)
................. 4,891 267,880
PTC, Inc.
(a)
............................. 5,027 689,704
Roper Technologies, Inc. .................... 4,281 1,678,024
Rubrik, Inc. , Class A
(a)
...................... 6,826 493,929
SailPoint, Inc.
(a) (b)
......................... 3,062 51,350
Salesforce, Inc. .......................... 34,693 6,384,206
Samsara, Inc. , Class A
(a)
.................... 15,731 586,294
SentinelOne, Inc. , Class A
(a)
.................. 13,528 257,844
ServiceNow, Inc.
(a)
........................ 43,737 4,864,867
ServiceTitan, Inc. , Class A
(a) (b)
................ 2,321 192,782
SPS Commerce, Inc.
(a)
..................... 1,552 113,901
Strategy, Inc. , Class A
(a)
.................... 14,031 1,308,812
Synopsys, Inc.
(a)
......................... 8,108 3,152,066
Trimble, Inc.
(a)
........................... 10,014 566,592
Tyler Technologies, Inc.
(a)
................... 1,836 568,426
UiPath, Inc. , Class A
(a) (b)
.................... 18,878 240,883
Unity Software, Inc.
(a)
...................... 14,296 453,326
Varonis Systems, Inc. , Class B
(a)
............... 4,847 193,638
Workday, Inc. , Class A
(a)
.................... 8,638 1,385,017
Zoom Communications, Inc. , Class A
(a)
.......... 11,287 1,084,342
Zscaler, Inc.
(a)
........................... 4,333 655,150
242,862,259
a
Specialized REITs  —  0 .7%
American Tower Corp. ..................... 19,877 3,445,877
Crown Castle, Inc. ........................ 18,412 1,404,836
CubeSmart ............................. 9,599 397,975
Digital Realty Trust, Inc. .................... 14,758 2,782,178
Equinix, Inc. ............................ 4,171 4,251,417
Extra Space Storage, Inc. ................... 9,081 1,344,351
Gaming and Leisure Properties, Inc. ............ 12,081 541,108
Iron Mountain, Inc. ........................ 12,598 1,540,987
Lamar Advertising Co. , Class A ............... 3,692 590,572
Millrose Properties, Inc. .................... 6,530 182,709
Public Storage ........................... 6,668 2,161,566
SBA Communications Corp. , Class A ............ 4,542 822,011
VICI Properties, Inc. , Class A ................. 46,347 1,221,243
Weyerhaeuser Co. ........................ 30,432 761,713
21,448,543
a
Specialty Retail  —  1 .6%
AutoNation, Inc.
(a)
......................... 1,046 222,170
AutoZone, Inc.
(a)
......................... 706 2,129,473
Bath & Body Works, Inc. .................... 8,149 163,958
Best Buy Co., Inc. ........................ 8,220 709,057
Burlington Stores, Inc.
(a)
.................... 2,669 983,473
CarMax, Inc.
(a)
........................... 6,353 363,773
Carvana Co. , Class A
(a)
..................... 30,376 1,894,247
Chewy, Inc. , Class A
(a)
..................... 9,301 210,203
Dick's Sporting Goods, Inc. .................. 2,750 538,753
Five Below, Inc.
(a)
......................... 2,354 511,124
Floor & Decor Holdings, Inc. , Class A
(a)
.......... 4,593 264,419
Security Shares Value
a
Specialty Retail (continued)
GameStop Corp. , Class A
(a) (b)
................. 17,226 $ 374,149
Gap, Inc. (The) .......................... 8,949 179,785
Home Depot, Inc. (The) .................... 42,267 14,030,953
Lithia Motors, Inc. , Class A .................. 967 372,701
Lowe's Companies, Inc. .................... 23,836 4,953,359
Murphy USA, Inc. ........................ 723 439,410
O'Reilly Automotive, Inc.
(a)
................... 35,143 3,140,027
Penske Automotive Group, Inc. ............... 833 181,019
Ross Stores, Inc. ......................... 13,666 3,431,123
TJX Companies, Inc. (The) .................. 46,896 7,378,617
Tractor Supply Co. ........................ 22,453 690,879
Ulta Beauty, Inc.
(a)
........................ 1,828 937,453
Valvoline, Inc.
(a)
.......................... 5,414 207,952
Wayfair, Inc. , Class A
(a)
..................... 4,706 399,539
Williams-Sonoma, Inc. ..................... 4,995 1,142,157
45,849,773
a
Technology Hardware, Storage & Peripherals  —  7 .8%
Apple, Inc. ............................. 623,269 192,534,027
Dell Technologies, Inc. , Class C ............... 12,268 4,973,079
Everpure, Inc. , Class A
(a)
.................... 13,303 1,026,593
Hewlett Packard Enterprise Co. ............... 56,313 2,697,393
HP, Inc. ............................... 38,414 1,047,550
IonQ, Inc.
(a) (b)
............................ 15,830 576,845
NetApp, Inc. ............................ 8,463 1,510,645
Sandisk Corp.
(a)
.......................... 6,282 7,631,562
Seagate Technology Holdings PLC ............. 9,511 8,142,652
Super Micro Computer, Inc.
(a)
................. 23,882 678,249
Western Digital Corp. ...................... 14,618 7,964,471
228,783,066
a
Textiles, Apparel & Luxury Goods  —  0 .2%
Crocs, Inc.
(a)
............................ 2,063 264,085
Deckers Outdoor Corp.
(a)
.................... 6,152 596,006
Levi Strauss & Co. , Class A .................. 4,098 100,483
Lululemon Athletica, Inc.
(a)
................... 4,611 548,110
NIKE, Inc. , Class B ....................... 50,343 2,099,806
Ralph Lauren Corp. , Class A ................. 1,625 618,052
Tapestry, Inc. ............................ 8,549 1,302,611
VF Corp. .............................. 13,825 197,974
5,727,127
a
Tobacco  —  0 .6%
Altria Group, Inc. ......................... 70,817 4,838,926
Philip Morris International, Inc. ................ 66,138 12,620,453
17,459,379
a
Trading Companies & Distributors  —  0 .5%
Applied Industrial Technologies, Inc. ............ 1,571 542,325
Core & Main, Inc. , Class A
(a)
.................. 8,162 358,883
Fastenal Co. ............................ 48,554 2,316,512
Ferguson Enterprises, Inc. ................... 8,279 1,940,018
MSC Industrial Direct Co., Inc. , Class A .......... 1,927 237,792
QXO, Inc.
(a) (b)
............................ 35,190 468,027
SiteOne Landscape Supply, Inc.
(a)
.............. 1,921 181,419
Sunbelt Rentals Holdings, Inc. ................ 17,397 1,251,192
United Rentals, Inc. ....................... 2,655 2,865,435
Watsco, Inc. ............................ 1,475 456,218
WESCO International, Inc. ................... 2,078 713,772
WW Grainger, Inc. ........................ 1,846 2,551,578
13,883,171
a

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Dow Jones U.S. ETF
(Percentages shown are based on Net Assets)

Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Water Utilities  —  0 .1%
American Water Works Co., Inc. ............... 8,250 $ 1,106,903
Essential Utilities, Inc. ...................... 11,859 472,581
1,579,484
a
Wireless Telecommunication Services  —  0 .1%
T-Mobile U.S., Inc. ........................ 19,735 3,408,432
a
a
Total Common Stocks — 99.8%
(Cost: $ 1,174,365,761 ) ............................... 2,930,600,119
a
Rights
Capital Markets  —  0 .0%
TPG, Inc. (Expires 04/09/29 )
(a) (d)
............... 9,405 94
a
a
Total Rights — 0.0%
(Cost: $ – ) ........................................ 94
Total Long-Term Investments — 99.8%
(Cost: $ 1,174,365,761 ) ............................... 2,930,600,213
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .6%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.81%
(c) (e) (f)
...................... 13,040,668 $ 13,044,581
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(c) (e)
............................ 4,071,244 4,071,244
a
Total Short-Term Securities — 0.6%
(Cost: $ 17,111,176 ) ................................. 17,115,825
Total Investments — 100.4%
(Cost: $ 1,191,476,937 ) ............................... 2,947,716,038
Liabilities in Excess of Other Assets — ( 0 .4 ) % ............... (11,914,586)
Net Assets — 100.0% ................................. $ 2,935,801,452
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/26
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
  Shares
Held at
07/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 18,105,520  $ —  $ (5,060,872)
(a)
$ 212  $ (279) $ 13,044,581  13,040,668  $ 16,432
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 3,380,666  690,578
(a)
—  —  —  4,071,244  4,071,244  34,352  —
BlackRock, Inc. .. 6,599,261  38,720  (118,974) 93,417  57,492  6,669,916  6,117  35,486  —
$ —  $ 93,629  $ 57,213
$ 23,785,741
$ 86,270  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index .................................................................. 13 09/18/26 $ 4,888 $ (25,582)

iShares
®
Dow Jones U.S. ETF
Schedule of Investments
(unaudited) (continued)
July 31, 2026

Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks .......................................... $ 2,930,428,887  $ 171,232  $ —  $ 2,930,600,119
Rights ................................................. —  —  94  94
Short-Term Securities
Money Market Funds ....................................... 17,115,825  —  —  17,115,825
$ 2,947,544,712  $ 171,232  $ 94  $ 2,947,716,038
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ............................................ $ (25,582) $ —  $ —  $ (25,582)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust